Fees Summary	Apr. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,729,812.74
Previously Paid Amount	0.00
Total Fee Amount	5,762.89
Total Offset Amount	0.00
Net Fee	$ 5,762.89
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A